Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets
7. Goodwill and Intangible Assets
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 3)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2
Measurement period adjustments (2)	(1.7)	(1.0)	(2.7)

Balance as of March 31, 2025	$396.9	$411.6	$808.5

(1)
Fiscal 2024:
 Measurement period adjustments in fiscal 2024 for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

(2)
Fiscal 2025:
 Measurement period adjustments in fiscal 2025 for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of $12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.

Intangible Assets
Finite-Lived Intangible Assets.
 Finite-lived intangible assets consisted of the following:

	March 31, 2025			March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$31.0	$14.1	$16.9	$31.0	$12.1	$18.9
Trademarks and trade names	7.6	4.0	3.6	7.6	3.0	4.6
Other	23.9	23.6	0.3	23.9	21.7	2.2

	$62.5	$41.7	$20.8	$62.5	$36.8	$25.7

Amortization expense associated with the Company’s intangible assets for the fiscal years ended March 31, 2025, 2024, and 2023 was approximately $4.9 million, $5.3 million, and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2026 through 2030 is estimated to be approximately $3.3 million, $3.0 million, $3.0 million, $2.7 million, and $2.1 million, respectively.

LIONS GATE ENTERTAINMENT CORP [Member]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2023	$393.7	$401.9	$493.9	$1,289.5
Acquisition of eOne (see Note 2)	1.0	4.8	—	5.8
Impairment (1)	—	—	(493.9)	(493.9)
Measurement period adjustments (2)	3.9	5.9	—	9.8

Balance as of March 31, 2024	$398.6	$412.6	$—	$811.2
Measurement period adjustments (3)	(1.7)	(1.0)	—	(2.7)

Balance as of March 31, 2025	$396.9	$411.6	$—	$808.5

(1)
See Note 1,
 Goodwill Impairment Assessments
, for further information on the goodwill impairments recorded in fiscal 2024 and 2023 related to the Media Networks segment. As of March 31, 2025 and March 31, 2024, accumulated goodwill impairment losses totaled $1.969 billion, related to the Media Networks reporting unit.

(2)
Fiscal 2024:
 Measurement period adjustments in fiscal 2024 for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

(3)
Fiscal 2025:
 Measurement period adjustments in fiscal 2025 for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of $12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.

Intangible Assets
Finite-Lived Intangible Assets.
 Finite-lived intangible assets consisted of the following:

	March 31, 2025			March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships (1)	$1,852.0	$1,087.1	$764.9	$1,852.0	$942.9	$909.1
Trademarks and trade names (2)	87.6	16.0	71.6	87.6	7.1	80.5
Other	23.9	23.6	0.3	23.9	21.7	2.2

	$1,963.5	$1,126.7	$836.8	$1,963.5	$971.7	$991.8

(1)	Customer relationships primarily represent Starz affiliation agreements with distributors.
(2)	Amounts as of March 31, 2024 include the Starz trade names previously accounted for as indefinite-lived intangible assets, see below for further information.
Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2025, 2024 and 2023 was approximately $155.1 million, $142.3 million, and $140.2 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2026 through 2030 is estimated to be approximately $165.0 million, $152.6 million, $142.6 million, $133.8 million, and $125.7 million, respectively.
Fiscal 2024 Intangible Asset Impairment.
 During the second quarter of fiscal 2024, due to the events and their impact discussed in Note 1 related to the Media Networks reporting unit, the Company performed a quantitative impairment assessment of its indefinite-lived Starz trade names. The fair value of the Company’s indefinite-lived trade names was estimated based on the present value of the hypothetical cost savings that could be realized by the owner of the trade names as a result of not having to pay a stream of royalty payments to another party. These cost savings were calculated based on a DCF analysis of the hypothetical royalty payment that a licensee would be required to pay in exchange for use of the trade names, reduced by the tax effect realized by the licensee on the royalty payments. Based on the quantitative impairment assessment of the trade names, the Company recorded an impairment charge of $170.0 million in the second quarter of fiscal 2024 related to the Company’s Starz business, which was recorded in the “goodwill and intangible asset impairment” line item in the consolidated statement of operations.
After performing its quantitative impairment assessment, the Company then reassessed the estimated useful life of the trade names with a remaining carrying value of $80.0 million at September 30, 2023 (net of the impairment charge discussed above). The Company concluded that based upon the most recent factors, including current macro and microeconomic conditions, market competition and historical Company and industry trends, the trade names now have a finite estimated remaining useful life of 10 years. Accordingly, beginning October 1, 2023, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated remaining useful life. This resulted in an increase to amortization expense of $4.0 million for the fiscal year ended March 31, 2024 with a corresponding reduction of income before income taxes, net loss, and net loss attributable to Lions Gate Entertainment Corp. shareholders. This resulted in an increase to basic and diluted net loss per share for the fiscal year ended March 31, 2024 by $0.02 per share. There was no tax benefit from the change due to changes in the Company’s valuation allowance on deferred taxes.
As of March 31, 2025 and 2024, the Company did not have any indefinite-lived intangible assets.